Segment Information (Details) - Schedule of Information by Segment - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Distribution Business [Member]
Revenue, net
- Interest income
- Non-interest income	$ 4,701,151	$ 11,875,830	$ 15,211,065	$ 37,569,257	48,886,928	24,610,309
Less: inter-segment
Total revenue, net					48,886,928	24,610,309
Commission expense	1,843,490	8,592,596	7,124,313	27,133,073	35,884,443	16,839,870
Depreciation					1,045	884
Income (loss) from operations					5,886,741	(4,960,505)
Investment loss, net
Total assets	13,923,909	16,283,632	13,923,909	16,283,632	16,301,055	3,556,198
Platform Business [Member]
Revenue, net
- Interest income					157,190	176,175
- Non-interest income	678,493	1,289,199	2,682,445	3,964,052	5,145,069	6,293,743
Less: inter-segment
Total revenue, net					5,302,259	6,469,918
Commission expense	90,641	323,215	572,630	1,062,667	1,403,076	1,983,588
Depreciation					232,479	391,104
Income (loss) from operations					(10,531,655)	(10,767,796)
Investment loss, net
Total assets	54,396,750	33,054,207	54,396,750	33,054,207	23,546,029	59,001,756
Fintech Business [Member]
Revenue, net
- Interest income
- Non-interest income						4,896
Less: inter-segment						(4,896)
Total revenue, net
Commission expense
Depreciation					27,799	885
Income (loss) from operations					(39,200,408)	(12,622,796)
Investment loss, net	404	(792,907)	(36,900)	488,589	(6,878,869)	(8,937,431)
Total assets	27,575,737	32,722,269	27,575,737	32,722,269	26,219,352	38,140,822
Healthcare Business [Member]
Revenue, net
- Interest income
- Non-interest income
Less: inter-segment
Total revenue, net
Commission expense
Depreciation
Income (loss) from operations
Investment loss, net
Total assets	$ 525,097	$ 521,041	$ 525,097	$ 521,041	522,531	522,557
Total Segment [Member]
Revenue, net
- Interest income					157,190	176,175
- Non-interest income					54,031,997	30,908,948
Less: inter-segment						(4,896)
Total revenue, net					54,189,187	31,080,227
Commission expense					37,287,519	18,823,458
Depreciation					261,323	392,873
Income (loss) from operations					(43,845,322)	(28,351,097)
Investment loss, net					(6,878,869)	(8,937,431)
Total assets					$ 66,588,967	$ 101,221,333